Restricted Stock Units (Details Narrative) - USD ($)										12 Months Ended
	Nov. 10, 2021	Sep. 07, 2021	Aug. 20, 2021	Aug. 09, 2021	Jun. 28, 2021	Jun. 28, 2021	Apr. 28, 2021	Apr. 16, 2021	Mar. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock Issued During Period, Value, Restricted Stock Award, Gross										$ 211,975	$ 164,300
Stock Issued During Period, Shares, New Issues	3,130,000	210,000	3,605,247	16,134,000	135,000	10,000	30,000	1,000,000		5,146,667
Stock Issued During Period, Value, New Issues										$ 247,384	49,506
Share based compensation										336,366	410,555
Share-Based Payment Arrangement, Nonvested Award, Option, Cost Not yet Recognized, Amount										$ 0	$ 0
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross									150,000	1,325,000	2,425,000
Stock Issued During Period, Value, Restricted Stock Award, Gross										$ 211,975	$ 164,300
Stock Issued During Period, Shares, New Issues							1,414,800		150,000	50,000
Stock Issued During Period, Value, New Issues									$ 36,900	$ 7,450
Vesting of shares										50,000
Share based compensation										$ 211,975	$ 164,300
Share-Based Payment Arrangement, Nonvested Award, Option, Cost Not yet Recognized, Amount										$ 0